Apr. 04, 2025
(E Trade Trust) | (E*TRADE No Fee International Index Fund)
Investment Objective
The E*TRADE No Fee International Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of foreign developed stock markets.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, before fees and expenses, if any, the performance of the  Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (the “Index”). The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund may also lend its securities.
The Index is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The Index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the developed markets excluding the United States. It is calculated as a net total return index in U.S. dollars and weighted by free-float market capitalization and is reconstituted quarterly. A net total return index seeks to replicate the overall return from holding a portfolio consisting of the index constituents. In order to achieve that aim, a net total return index considers payments, such as dividends or coupon payments, after deduction of any withholding tax or other amounts an investor holding the index constituents would typically be exposed to. As of December 31, 2024, the Index had 997 constituents.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements and portfolio construction constraints that can limit its ability to fully replicate the Index. Under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Index. In this event a sampling method is used which involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time.

Principal Risks
Performance Information
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Tracking Error [Member]
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Tracking Error. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Index Related Risk [Member]
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Index Related Risk. The Fund’s return may not track the return of the Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund may incur operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

In addition, the Fund’s return may differ from the return of the Index because of, among other things, pricing differences and the inability to purchase certain securities included in the Index due to regulatory or other restrictions. In addition, if the Fund uses a representative sampling approach (which is likely in connection with the Fund’s initial launch), the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the Index may be heightened during times of increased market volatility or other unusual market conditions.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Passive Investment [Member]
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Passive Investment. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers or for other reasons. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Concentration Risk [Member]
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Concentration Risk. If the Index concentrates in the securities of issuers in one or more industries or groups of industries, the Fund will concentrate in such industries or groups of industries. By concentrating its investments in an industry or group of industries, the Fund may face greater risks than if it were diversified broadly over numerous industries or groups of industries.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Equity Securities [Member]
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Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities and related instruments decline in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Securities Lending [Member]
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Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the Adviser, and the Adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the Adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | New Fund Risk [Member]
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New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. As a new fund, the Fund will be more likely to use a representative sampling approach.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Mid Cap Companies [Member]
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Mid Cap Companies. Investments in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines and may lack the depth of management of larger companies.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Foreign Securities [Member]
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Foreign Securities. Investments in foreign markets entail special risks, such as currency, political (including geopolitical), economic and market risks and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent the Fund seeks to hedge its foreign currency exposure by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risks associated with derivatives and the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Financials Sector [Member]
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Financials Sector. To the extent the Fund invests a substantial portion of its assets in the financials sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The financials sector can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of the financials sector.

(E Trade Trust) | (E*TRADE No Fee International Index Fund) | Risk of Investing in Japan [Member]
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Risk of Investing in Japan. To the extent the Fund invests a substantial portion of its assets in Japanese issuers, the Fund’s performance will be influenced by political, social and economic factors affecting Japan. In addition, investing in Japanese issuers subjects the Fund to legal, regulatory, currency, geographic and security risks that are specific to Japan. Japan’s economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market, and depends heavily on international trade, oil and other commodity imports and government policy supporting its exports. Accordingly, the Japanese economy can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. In addition, Japan’s relations with its neighbors have been strained at times, which could adversely affect its markets and economy. Japan is also vulnerable to natural disasters.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund)
Investment Objective
The E*TRADE No Fee Large Cap Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of stocks of large capitalization  U.S. companies.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, before fees and expenses, if any, the performance of the Solactive GBS United States 500 Index (the “Index”). The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund may also lend its securities.
The Index intends to track the performance of the largest 500 companies from the U.S. stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free-float market capitalization. The Index is calculated as a total return index in U.S. dollars and is reconstituted quarterly. As of December 31, 2024, the market capitalization range of the Index was approximately $950 million to $3.7 trillion. As of December 31, 2024, the Index had 503 constituents.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements and portfolio construction constraints that can limit its ability to fully replicate the Index. Under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Index. In this event a sampling method is used which involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time.

Principal Risks
Performance Information
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Tracking Error [Member]
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Tracking Error. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Index Related Risk [Member]
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Index Related Risk. The Fund’s return may not track the return of the Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund may incur operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

In addition, the Fund’s return may differ from the return of the Index because of, among other things, pricing differences and the inability to purchase certain securities included in the Index due to regulatory or other restrictions. In addition, if the Fund uses a representative sampling approach (which is likely in connection with the Fund’s initial launch), the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the Index may be heightened during times of increased market volatility or other unusual market conditions.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Passive Investment [Member]
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Passive Investment. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers or for other reasons. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Concentration Risk [Member]
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Concentration Risk. If the Index concentrates in the securities of issuers in one or more industries or groups of industries, the Fund will concentrate in such industries or groups of industries. By concentrating its investments in an industry or group of industries, the Fund may face greater risks than if it were diversified broadly over numerous industries or groups of industries.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Equity Securities [Member]
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Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities and related instruments decline in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. To the extent the Fund invests a substantial portion of its assets in the information technology sector, the value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not invest significantly in companies in the technology sector.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Securities Lending [Member]
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Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the Adviser, and the Adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the Adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

(E Trade Trust) | (E*TRADE No Fee Large Cap Index Fund) | New Fund Risk [Member]
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New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. As a new fund, the Fund will be more likely to use a representative sampling approach.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund)
Investment Objective
The E*TRADE No Fee Municipal Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example below assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs  may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, the interest on which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may invest without limit in municipal securities the income from which is subject to the federal alternative minimum tax. Under normal circumstances, the Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in securities or other financial instruments that are components of or have economic characteristics similar to the securities or instruments in the Underlying Index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes. The Fund will invest a portion of its assets in securities and instruments not included in the Underlying Index, but which the Adviser believes will help the Fund provide investment results that, before fees and expenses, if any, are similar to the Underlying Index.
The Fund seeks to achieve its investment objective by seeking to approximate the average duration of the Bloomberg Municipal Managed Money Intermediate (1-17 Year) Index (the “Index”), a market value-weighted grouping of municipal bonds rated in the top two ratings categories (AA-rated and AAA-rated) with maturities between one and seventeen years, in addition to key rate duration bands. Key rate duration bands are a set of various duration ranges for a particular index or fund that, added together, contain 100% of that index or fund’s duration exposure. As of February 28, 2025, the Index had 17,711 constituents. The Fund invests primarily in municipal securities, the interest on which is exempt from regular federal income tax, rated AA- or higher with flexibility to buy and hold securities in the A-rated category. The process for selecting municipal obligations for purchase and sale generally includes consideration of the creditworthiness of the issuer obligated to repay the obligation. In evaluating creditworthiness, the investment team considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.

Principal Risks
Performance Information
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Index Related Risk [Member]
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Index Related Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund may incur operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund’s return may differ from the return of the Index because of, among other things, differences between the Fund’s investments or average duration and those of the Index, pricing differences and the inability to purchase certain securities due to regulatory or other restrictions.

Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | New Fund Risk [Member]
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New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Correlation to Index Risk [Member]
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Correlation to Index Risk. The Fund’s performance may not match or correlate to that of the Index and the Fund’s average duration may not match or correlate to the average duration of the Index. This may occur because of, among other things, transaction costs, the Fund’s holding of cash, differences in accrual of interest, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, lack of correlation between the Fund’s investments and the Index and imperfect correlation between the Fund’s average duration and the average duration of the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to this risk. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments and, accordingly, may cause the Fund’s performance to be less than expected or differ from the average duration of the Index. This risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to deviate its investments as compared to that of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Investment Risk [Member]
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Investment Risk. The Fund does not expect to hold municipal securities constituting the Index or in the same proportion as represented in the Index, and Fund performance may vary from the Index. The Fund’s performance may not match or correlate to that of the Index because of various factors, including, but not limited to, differences in the issuers, sectors, structure, yields and spreads of the municipal securities in which the Fund may invest as compared to the Index.

In addition, the Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers or for other reasons. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events or other abnormal circumstances may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Focused Investing [Member]
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Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Fixed-Income Securities [Member]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest but, the Fund seeks to approximate the average duration of the Index. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Credit and Interest Rate Risk [Member]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | U.S. Government Securities [Member]
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

(E Trade Trust) | (E*TRADE No Fee Municipal Bond Index Fund) | Municipals [Member]
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Municipals. Because the Fund invests in municipal securities (also referred to as municipal obligations), the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal securities, such as state and local governments and their agencies. To the extent that the Fund invests in municipal securities of issuers in the same state or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal securities and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund)
Investment Objective
The E*TRADE No Fee Total Market Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of a broad range of U.S. stocks.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, before fees and expenses, if any, the performance of the  Solactive United States 3000 Index (the “Index”). The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund may also lend its securities.
The Index intends to track the performance of the largest 3,000 companies from the United States stock market. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The Index is calculated as a price return index  in U.S. dollars and is reconstituted quarterly. A price return index reflects the market price movements of the index components disregarding any payments made in respect of the index constituents, such as dividends or coupon payments. A price return index aims to reflect the price performance of a specific market, or a particular segment. As of December 31, 2024, the Index had 2,997 constituents.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately  the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements and portfolio construction constraints that can limit its ability to fully replicate the Index. Under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Index. In this event a sampling method is used which involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time.

Principal Risks
Performance Information
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Tracking Error [Member]
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Tracking Error. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Index Related Risk [Member]
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Index Related Risk. The Fund’s return may not track the return of the Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund may incur operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

In addition, the Fund’s return may differ from the return of the Index because of, among other things, pricing differences and the inability to purchase certain securities included in the Index due to regulatory or other restrictions. In addition, if the Fund uses a representative sampling approach (which is likely in connection with the Fund’s initial launch), the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the Index may be heightened during times of increased market volatility or other unusual market conditions.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Passive Investment [Member]
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Passive Investment. The Fund is managed using a passive investment strategy and expects to hold common stocks of each company in the Index regardless of their current or projected performance. The Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers or for other reasons. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy. Unusual market events may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Concentration Risk [Member]
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Concentration Risk. If the Index concentrates in the securities of issuers in one or more industries or groups of industries, the Fund will concentrate in such industries or groups of industries. By concentrating its investments in an industry or group of industries, the Fund may face greater risks than if it were diversified broadly over numerous industries or groups of industries.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Equity Securities [Member]
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Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities and related instruments decline in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Securities Lending [Member]
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Securities Lending. The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the Adviser, and the Adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the Adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | New Fund Risk [Member]
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New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. As a new fund, the Fund will be more likely to use a representative sampling approach.

(E Trade Trust) | (E*TRADE No Fee Total Market Index Fund) | Small and Mid Cap Companies [Member]
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Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund)
Investment Objective
The E*TRADE No Fee U.S. Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to provide investment results that, before fees and expenses, if any, are similar to the Bloomberg U.S. Government Credit Bond Index (the “Index”). The Index is a broad-based flagship benchmark that measures the non-securitized component of the Bloomberg U.S. Aggregate Index. The Index includes investment grade, U.S. dollar-denominated, fixed-rate treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), U.S. government-related and corporate securities. Principal and interest must be denominated in U.S. dollars and securities must have a minimum par amount outstanding of $300 million and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s Investors Service, Inc., S&P Global Ratings Group and Fitch Ratings. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. Securities must have at least one year until final maturity, regardless of optionality and bonds that convert from fixed to floating rate, including fixed-to-floating rate perpetuals, will exit the Index one year prior to conversion to floating-rate. Fixed-rate perpetuals are not included in the Index. The Index is rebalanced monthly. As of February 28, 2025, the Index had 9,762 constituents.
The Fund uses a sampling method of indexing. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as duration, maturity, interest rate sensitivity, security structure, credit quality, market value and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The Fund expects to hold those categories of fixed income securities included in the Index. The Fund may or may not hold all of the securities in the Index or hold securities in the same proportions as represented in the Index. There is no limitation on the maturity of specific fixed income securities held by the Fund.
The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time. The Fund may also lend its securities.

Principal Risks
Performance Information
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and broad-based securities market index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/etrade or by calling toll-free 1-800-869-6397.

(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | Tracking Error [Member]
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Tracking Error. Tracking error risk refers to the risk that the Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Tracking error may occur because of, among other things, transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | Index Related Risk [Member]
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Index Related Risk. The Fund’s return may not track the return of the Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund may incur operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

In addition, the Fund’s return may differ from the return of the Index because of, among other things, pricing differences and the inability to purchase certain securities included in the Index due to regulatory or other restrictions. In addition, because the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when a fund purchases all of the securities in an index in the proportions in which they are represented in the index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the Index may be heightened during times of increased market volatility or other unusual market conditions.

(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | Passive Investment [Member]
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Passive Investment.  The Fund is managed using a passive investment strategy that uses a representative sampling indexing strategy. The Fund does not expect to hold securities constituting the Index or in the same proportion as represented in the Index, and Fund performance may vary from the Index.

In addition, the Fund generally will not adjust its portfolio investments to attempt to take advantage of market opportunities or lessen the impact of a market decline or a decline in the performance of one or more issuers or for other reasons. Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the  Fund employed an active strategy. Unusual market events or other abnormal circumstances may increase market volatility and may cause the characteristics of the Index components to vary from those expected under normal circumstances.

(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | Concentration Risk [Member]
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Concentration Risk. If the Index concentrates in the securities of issuers in one or more industries or groups of industries, the Fund will concentrate in such industries or groups of industries. By concentrating its investments in an industry or group of industries, the Fund may face greater risks than if it were diversified broadly over numerous industries or groups of industries.

(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the  U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | New Fund Risk [Member]
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New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | Fixed-Income Securities [Member]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). For example, a type of fixed-income securities in which the Fund may invest are corporate debt obligations. In addition to interest rate, credit and other risks, corporate debt obligations are also subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace, and by factors not directly related to the issuer, such as general market liquidity, economic conditions and inflation. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity of the securities in which it may invest). Securities with longer  durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

(E Trade Trust) | (E*TRADE No Fee U.S. Bond Index Fund) | Credit and Interest Rate Risk [Member]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although the value of these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).